Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 86,269	$ 44,399
Mortgage-backed and related securities (amortized cost $99,821 and $54,777)	148,090	107,592
Loans held for sale	6,186	3,606
Loans receivable, net	642,630	596,392
Accrued interest receivable	3,102	2,251
Mortgage servicing rights, net	3,043	2,172
Premises and equipment, net	10,133	10,515
Goodwill	802	802
Core deposit intangible	57	156
Prepaid expenses and other assets	7,241	8,052
Deferred tax asset, net	2,027	1,702
Total assets	909,580	777,639
Liabilities and Stockholders’ Equity
Deposits	795,204	673,870
Accrued interest payable	140	420
Customer escrows	1,998	2,413
Accrued expenses and other liabilities	8,986	8,288
Total liabilities	806,328	684,991
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock ($.01 par value): authorized 500,000 shares; issued 0	0	0
Common stock ($.01 par value): authorized 16,000,000 shares; issued 9,128,662	91	91
Additional paid-in capital	40,480	40,365
Retained earnings, subject to certain restrictions	117,849	107,547
Accumulated other comprehensive income	1,282	46
Unearned employee stock ownership plan shares	(1,450)	(1,643)
Treasury stock, at cost 4,359,552 and 4,284,840 shares	(55,000)	(53,758)
Total stockholders’ equity	103,252	92,648
Total liabilities and stockholders’ equity	909,580	777,639
Collateralized Mortgage Backed Securities [Member]
ASSETS
Mortgage-backed and related securities (amortized cost $99,821 and $54,777)	101,464	54,851
Other Debt Obligations [Member]
ASSETS
Mortgage-backed and related securities (amortized cost $99,821 and $54,777)	$ 46,626	$ 52,741